Other investments - Movements in other investments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of financial assets [line items]
Beginning balance	$ 39	$ 94
Exchange differences		3
Additions	47	17
Repayments and disposals	(4)	(6)
Capitalised interest		5
Impairment charged during the year	(40)	(72)
Provision movement		1
Transfer to associates/fair value adjustment	(21)	(3)
Ending balance	21	39
Loans
Disclosure of financial assets [line items]
Beginning balance	11	63
Exchange differences		1
Additions	47	11
Repayments and disposals	(4)	(6)
Capitalised interest		5
Impairment charged during the year	(40)	(63)
Provision movement		1
Transfer to associates/fair value adjustment	1	(1)
Ending balance	15	11
Others
Disclosure of financial assets [line items]
Beginning balance	28	31
Exchange differences		2
Additions		6
Impairment charged during the year		(9)
Provision movement		0
Transfer to associates/fair value adjustment	(22)	(2)
Ending balance	$ 6	$ 28